State Street Institutional Investment Trust

(the “Trust”)

State Street Global Equity ex-U.S. Index Fund

(the “Fund”)

Class A (SSGHX) Class I (SSGJX) Class K (SSGLX)

SUPPLEMENT DATED AUGUST 9, 2019

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED APRIL 30, 2019, AS MAY BE SUPPLEMENTED FROM TIME TO TIME

Effective October 9, 2019:

•

State Street Global Equity ex-U.S. Index Fund is being renamed State Street Global All Cap Equity ex-U.S. Index Fund and all references to State Street Global Equity ex-U.S. Index Fund in the Prospectus and SAI are replaced with State Street Global All Cap Equity ex-U.S. Index Fund.

•	The Fund’s 80% investment policy described in the principal investment strategy will change as follows:

Existing 80% Investment Policy	New 80% Investment Policy
Under normal circumstances, the Fund generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the MSCI ACWI ex USA Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) providing exposure to securities comprising the MSCI ACWI ex USA Index.	Under normal circumstances, the Fund generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the MSCI ACWI ex USA Investable Market Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) providing exposure to securities comprising the MSCI ACWI ex USA Investable Market Index.

In addition, effective October 9, 2019, the Prospectus is revised as follows:

•	The sub-section entitled “Principal Investment Strategies” in the Fund Summary beginning on page 15 of the Prospectus is deleted in its entirety and replaced with the following:

Principal Investment Strategy

The Fund is an “index” fund that seeks to track, before fees and expenses, the total return performance of the MSCI ACWI ex USA Investable Market Index (the “MSCI ACWI ex USA IMI Index” or sometimes referred to in context as the “Index”) over the long term. As an “index” fund, the Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. As of June 30, 2019, a significant portion of the Index comprised companies in the financial sector, although this may change from time to time. As of June 30, 2019, a significant portion of the Index comprised companies located in Japan and the United Kingdom and a significant portion of the Index constituents are denominated in the Yen and the Great Britain Pound although this may change from time to time.

In seeking to track the performance of the Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The number of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold fewer than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal circumstances, the Fund generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) providing exposure to securities comprising the Index. The notional value of the Fund’s investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. The Fund will provide shareholders with at least sixty (60) days’ notice prior to any change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Fund may also purchase or sell futures contracts, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in stocks or other investments. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the use of options, forwards or swap transactions, in lieu of investing directly in the stocks making up the Index. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund (including funds advised by the Adviser).

The Index is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of securities, across all market capitalizations, in developed and emerging market countries excluding the United States. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion. Countries covered in the Index have historically included, among others, Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Qatar, Russia, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates and the United Kingdom. It is not possible to invest directly in the Index.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Global All Cap Equity ex-U.S. Index Portfolio, which has substantially identical investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.

The Index is sponsored by MSCI, Inc. (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

•

The sub-section entitled “Principal Investment Strategies” in “Additional Information About Investment Objectives, Principal Strategies and Risks” beginning on page 32 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund is an “index” fund that seeks to track, before fees and expenses, the total return performance of the MSCI ACWI ex USA Investable Market Index (the “MSCI ACWI ex USA IMI Index” or sometimes referred to in context as the “Index”) over the long term. As an “index” fund, the Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. As of June 30, 2019, a significant portion of the Index comprised companies in the financial sector, although this may change from time to time. As of June 30, 2019, a significant portion of the Index comprised companies located in Japan and the United Kingdom and a significant portion of the Index constituents are denominated in the Yen and the Great Britain Pound although this may change from time to time.

In seeking to track the performance of the Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The number of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSGA FM generally expects the Fund to hold fewer than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal circumstances, the Fund generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) providing exposure to securities comprising the Index. The notional value of the Fund’s investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. The Fund will provide shareholders with at least sixty (60) days’ notice prior to any change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Fund may also purchase or sell futures contracts, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in stocks or other investments. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the use of options, forwards or swap transactions, in lieu of investing directly in the stocks making up the Index. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund (including funds advised by the Adviser).

The Index is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of securities, across all market capitalizations, in developed and emerging market countries excluding the United States. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion. Countries covered in the Index have historically included, among others, Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Qatar, Russia, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates and the United Kingdom. It is not possible to invest directly in the Index.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Global All Cap Equity ex-U.S. Index Portfolio, which has substantially identical investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.

The Index is sponsored by MSCI, Inc. (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Index Futures Contracts and Related Options. The Fund may buy and sell futures contracts and options on those futures contracts. An “index futures” contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Fund enters into and closes out an index future or option transaction, the Fund realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Fund and the return of the Index. In addition, the Fund incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. Funds that enter into contracts with counterparties run the risk that the counterparty will be unwilling or unable to make timely settlement payments or otherwise honor its obligations. This risk is typically less for exchange-traded derivatives, such as those the Fund may invest in.

These costs typically have the effect of reducing the correlation between the return of the Fund and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Fund may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Fund.

Other Derivative Transactions. The Fund may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Index Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Fund’s ability to realize any investment return on such transactions may depend on the counterparty’s ability or willingness to meet its obligations.

Additional Index Information. The Index’s components are reconstituted on an ongoing, event-driven basis and are rebalanced quarterly. The Index Provider classifies each issuer in one country. The Index Provider generally determines the country classification of an issuer based on the issuer’s country of incorporation and the primary listing of its securities. To the extent that an issuer is incorporated in a different country than the country in which its securities are principally traded, the Index Provider considers the following additional set of criteria to determine the issuer’s country classification: (i) the secondary listings of the issuer’s securities, if any; (ii) the geographic distribution of the issuer’s shareholder base; (iii) the location of the issuer’s headquarters; (iv) the geographic distribution of the issuer’s operations (in terms of assets and revenues); (v) the issuer’s history with respect to these criteria; and (vi) the country in which investors consider the issuer to be most appropriately classified based on communications between the Index Provider and investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

080919SSIITSUP1

State Street Institutional Investment Trust

(the “Trust”)

State Street Global Equity ex-U.S. Index Portfolio

(the “Portfolio”)

SUPPLEMENT DATED AUGUST 9, 2019

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED APRIL 30, 2019, AS MAY BE SUPPLEMENTED FROM TIME TO TIME

Effective October 9, 2019:

•

State Street Global Equity ex-U.S. Index Portfolio is being renamed State Street Global All Cap Equity ex-U.S. Index Portfolio and all references to State Street Global Equity ex-U.S. Index Portfolio in the Prospectus and SAI are replaced with State Street Global All Cap Equity ex-U.S. Index Portfolio.

•	The Portfolio’s 80% investment policy described in the principal investment strategy will change as follows:

Existing 80% Investment Policy	New 80% Investment Policy
Under normal circumstances, the Portfolio generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the MSCI ACWI ex USA Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) providing exposure to securities comprising the MSCI ACWI ex USA Index.	Under normal circumstances, the Portfolio generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the MSCI ACWI ex USA Investable Market Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) providing exposure to securities comprising the MSCI ACWI ex USA Investable Market Index.

In addition, effective October 9, 2019, the Prospectus is revised as follows:

•	The sub-section entitled “Principal Investment Strategies” in the Fund Summary beginning on page 13 of the Prospectus is deleted in its entirety and replaced with the following:

Principal Investment Strategy

The Portfolio is an “index” fund that seeks to track, before fees and expenses, the total return performance of the MSCI ACWI ex USA Investable Market Index (the “MSCI ACWI ex USA IMI Index” or sometimes referred to in context as the “Index”) over the long term. As an “index” fund, the Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. As of June 30, 2019, a significant portion of the Index comprised companies in the financial sector, although this may change from time to time. As of June 30, 2019, a significant portion of the Index comprised companies located in Japan and the United Kingdom and a significant portion of the Index constituents are denominated in the Yen and the Great Britain Pound although this may change from time to time.

In seeking to track the performance of the Index, the Portfolio employs a sampling strategy, which means that the Portfolio is not required to purchase all of the securities represented in the Index. Instead, the Portfolio may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The number of holdings in the Portfolio will be based on a number of factors, including asset size of the Portfolio. SSGA Funds Management, Inc. (“SSGA FM” or the

“Adviser”), the investment adviser to the Portfolio, generally expects the Portfolio to hold fewer than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Portfolio’s investment objective.

Under normal circumstances, the Portfolio generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) providing exposure to securities comprising the Index. The notional value of the Portfolio’s investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. The Portfolio will provide shareholders with at least sixty (60) days’ notice prior to any change in this 80% investment policy. In addition, the Portfolio may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Portfolio may also purchase or sell futures contracts, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in stocks or other investments. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options, forwards or swap transactions, in lieu of investing directly in the stocks making up the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio (including funds advised by the Adviser).

The Index is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of securities, across all market capitalizations, in developed and emerging market countries excluding the United States. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion. Countries covered in the Index have historically included, among others, Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Qatar, Russia, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates and the United Kingdom. It is not possible to invest directly in the Index.

The Index is sponsored by MSCI, Inc. (the “Index Provider”), which is not affiliated with the Portfolio or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

•

The sub-section entitled “Principal Investment Strategies” in “Additional Information About Investment Objectives, Principal Strategies and Risks” beginning on page 29 of the Prospectus is deleted in its entirety and replaced with the following:

The Portfolio is an “index” fund that seeks to track, before fees and expenses, the total return performance of the MSCI ACWI ex USA Investable Market Index (the “MSCI ACWI ex USA IMI Index” or sometimes referred to in context as the “Index”) over the long term. As an “index” fund, the Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. As of June 30, 2019, a significant portion of the Index comprised companies in the financial sector, although this may change from time to time. As of June 30, 2019, a significant portion of the Index comprised companies located in Japan and the United Kingdom and a significant portion of the Index constituents are denominated in the Yen and the Great Britain Pound although this may change from time to time.

In seeking to track the performance of the Index, the Portfolio employs a sampling strategy, which means that the Portfolio is not required to purchase all of the securities represented in the Index. Instead, the Portfolio may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The number of holdings in the Portfolio will be based on a number of factors, including asset size of the Portfolio. SSGA FM generally expects the Portfolio to hold fewer than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Portfolio’s investment objective.

Under normal circumstances, the Portfolio generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) providing exposure to securities comprising the Index. The notional value of the Portfolio’s investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. The Portfolio will provide shareholders with at least sixty (60) days’ notice prior to any change in this 80% investment policy. In addition, the Portfolio may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Portfolio may also purchase or sell futures contracts, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in stocks or other investments. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options, forwards or swap transactions, in lieu of investing directly in the stocks making up the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio (including funds advised by the Adviser).

The Index is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of securities, across all market capitalizations, in developed and emerging market countries excluding the United States. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion. Countries covered in the Index have historically included, among others, Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Qatar, Russia, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates and the United Kingdom. It is not possible to invest directly in the Index.

The Index is sponsored by MSCI, Inc. (the “Index Provider”), which is not affiliated with the Portfolio or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Index Futures Contracts and Related Options. The Portfolio may buy and sell futures contracts and options on those futures contracts. An “index futures” contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. Portfolios that enter into contracts with counterparties run the risk that the counterparty will be unwilling or unable to make timely settlement payments or otherwise honor its obligations. This risk is typically less for exchange-traded derivatives, such as those the Portfolio may invest in.

These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

Other Derivative Transactions. The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Index Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio’s ability to realize any investment return on such transactions may depend on the counterparty’s ability or willingness to meet its obligations.

Additional Index Information. The Index’s components are reconstituted on an ongoing, event-driven basis and are rebalanced quarterly. The Index Provider classifies each issuer in one country. The Index Provider generally determines the country classification of an issuer based on the issuer’s country of incorporation and the primary listing of its securities. To the extent that an issuer is incorporated in a different country than the country in which its securities are principally traded, the Index Provider considers the following additional set of criteria to determine the issuer’s country classification: (i) the secondary listings of the issuer’s securities, if any; (ii) the geographic distribution of the issuer’s shareholder base; (iii) the location of the issuer’s headquarters; (iv) the geographic distribution of the issuer’s operations (in terms of assets and revenues); (v) the issuer’s history with respect to these criteria; and (vi) the country in which investors consider the issuer to be most appropriately classified based on communications between the Index Provider and investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

080919SSIITSUP2